UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

The schedules are not audited.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.5%
2,334	iShares MSCI Emerging Markets Index Fund	$112,079	2.8
850	iShares MSCI EMU Index Fund	37,094	0.9
305	iShares Russell 1000 Value Index Fund	37,454	1.0
5,028	Schwab U.S. TIPs ETF	273,673	7.0
1,952	WisdomTree Japan Hedged Equity Fund	111,518	2.8

	Total Exchange-Traded Funds
	(Cost $555,756)	571,818	14.5

MUTUAL FUNDS: 85.5%
	Affiliated Investment Companies: 67.3%
8,699	Voya Corporate Leaders ® 100 Fund - Class R6	190,853	4.8
20,419	Voya Floating Rate Fund - Class I	201,532	5.1
11,891	Voya Global Bond Fund - Class R6	119,391	3.0
2,313	Voya Global Real Estate Fund - Class R6	37,894	1.0
10,011	Voya High Yield Bond Fund - Class R6	79,889	2.0
98,939	Voya Intermediate Bond Fund - Class R6	977,514	24.8
8,704	Voya Large Cap Value Fund - Class R6	114,721	2.9
5,093	Voya Large-Cap Growth Fund - Class R6	215,624	5.5
2,223	(1) Voya MidCap Opportunities Fund - Class R6	58,433	1.5
18,385	Voya Multi-Manager International Factors Fund - Class I	195,618	5.0
4,897	Voya Multi-Manager Mid Cap Value Fund - Class I	57,348	1.5
41,217	Voya Short Term Bond Fund - Class R6	401,043	10.2
		2,649,860	67.3

	Unaffiliated Investment Companies: 18.2%
11,513	Credit Suisse Commodity Return Strategy Fund - Class I	57,794	1.5
43,958	TIAA-CREF Bond Index Fund - Class I	463,761	11.7
6,484	TIAA-CREF S&P 500 Index Fund - Class I	195,442	5.0
		716,997	18.2

	Total Mutual Funds
	(Cost $3,356,760)	3,366,857	85.5

	Total Investments in Securities (Cost $3,912,516)	$3,938,675	100.0
	Assets in Excess of Other Liabilities	878	0.0
	Net Assets	$3,939,553	100.0

(1)	Non-income producing security.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$571,818	$–	$–	$571,818
Mutual Funds	3,366,857	–	–	3,366,857
Total Investments, at fair value	$3,938,675	$–	$–	$3,938,675

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$130,298	$73,811	$(21,495)	$8,239	$190,853	$3,347	$4,781	$2,664
Voya Floating Rate Fund - Class I	131,036	78,926	(7,848)	(582)	201,532	4,740	167	-
Voya Global Bond Fund - Class R6	80,264	43,593	(5,566)	1,383	119,391	2,631	418	-
Voya Global Real Estate Fund - Class R6	26,163	19,970	(2,094)	(6,145)	37,894	1,149	(143)	4,731
Voya High Yield Bond Fund - Class R6	52,841	32,091	(2,931)	(2,112)	79,889	2,669	275	-
Voya Intermediate Bond Fund - Class R6	645,145	395,478	(39,526)	(23,583)	977,514	18,735	(257)	-
Voya Large Cap Value Fund - Class R6	78,450	65,046	(22,324)	(6,451)	114,721	1,268	2,689	9,533
Voya Large-Cap Growth Fund - Class R6	94,013	138,505	(26,508)	9,614	215,624	938	5,658	10,154
Voya MidCap Opportunities Fund - Class R6	39,792	27,170	(6,962)	(1,567)	58,433	-	760	6,830
Voya Multi-Manager International Factors Fund - Class I	134,184	134,895	(65,103)	(8,358)	195,618	5,583	13,817	5,368
Voya Multi-Manager Mid Cap Value Fund - Class I	38,242	24,075	(4,782)	(187)	57,348	417	714	3,318
Voya Real Estate Fund - Class R6	25,688	19,909	(47,044)	1,447	-	747	(8,041)	5,772
Voya Short Term Bond Fund - Class R6	261,267	160,565	(16,069)	(4,720)	401,043	4,583	(41)	-
	$1,737,383	$1,214,034	$(268,252)	$(33,022)	$2,649,860	$46,807	$20,797	$48,370

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,919,189.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$79,604
Gross Unrealized Depreciation	(60,118)

Net Unrealized Appreciation	$19,486

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.8%
4,191	iShares MSCI Emerging Markets Index Fund	$201,252	3.0
1,269	iShares MSCI EMU Index Fund	55,379	0.8
910	iShares Russell 1000 Value Index Fund	111,748	1.7
690	iShares Russell 2000 Value Index Fund	83,449	1.3
5,366	Schwab U.S. TIPs ETF	292,071	4.4
3,022	WisdomTree Japan Hedged Equity Fund	172,647	2.6

	Total Exchange-Traded Funds
	(Cost $877,491)	916,546	13.8

MUTUAL FUNDS: 86.0%
	Affiliated Investment Companies: 68.3%
16,259	Voya Corporate Leaders ® 100 Fund - Class R6	356,715	5.4
34,532	Voya Floating Rate Fund - Class I	340,832	5.1
20,133	Voya Global Bond Fund - Class R6	202,135	3.0
3,935	Voya Global Real Estate Fund - Class R6	64,452	1.0
16,948	Voya High Yield Bond Fund - Class R6	135,244	2.0
136,731	Voya Intermediate Bond Fund - Class R6	1,350,902	20.2
20,963	Voya Large Cap Value Fund - Class R6	276,298	4.2
10,198	Voya Large-Cap Growth Fund - Class R6	431,767	6.5
3,770	(1) Voya MidCap Opportunities Fund - Class R6	99,115	1.5
15,858	Voya Multi-Manager International Equity Fund - Class I	196,319	3.0
36,617	Voya Multi-Manager International Factors Fund - Class I	389,610	5.9
8,322	Voya Multi-Manager Mid Cap Value Fund - Class I	97,451	1.5
50,565	Voya Short Term Bond Fund - Class R6	491,996	7.3
1,732	(1) Voya SmallCap Opportunities Fund - Class R6	111,229	1.7
		4,544,065	68.3

	Unaffiliated Investment Companies: 17.7%
17,197	Credit Suisse Commodity Return Strategy Fund - Class I	86,326	1.3
46,921	TIAA-CREF Bond Index Fund - Class I	495,021	7.4
2,495	TIAA-CREF International Equity Index Fund - Class I	50,273	0.8
18,178	TIAA-CREF S&P 500 Index Fund - Class I	547,893	8.2
		1,179,513	17.7

	Total Mutual Funds
	(Cost $5,675,564)	5,723,578	86.0

	Total Investments in Securities (Cost $6,553,055)	$6,640,124	99.8
	Assets in Excess of Other Liabilities	11,216	0.2
	Net Assets	$6,651,340	100.0

(1)	Non-income producing security.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$916,546	$–	$–	$916,546
Mutual Funds	5,723,578	–	–	5,723,578
Total Investments, at fair value	$6,640,124	$–	$–	$6,640,124

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$185,056	$187,915	$(29,686)	$13,430	$356,715	$5,325	$6,706	$4,240
Voya Floating Rate Fund - Class I	169,223	184,359	(12,390)	(360)	340,832	6,791	(30)	-
Voya Global Bond Fund - Class R6	103,671	104,196	(6,695)	1,379	202,135	3,795	721	-
Voya Global Real Estate Fund - Class R6	33,784	42,430	(2,751)	(9,011)	64,452	1,626	(279)	6,850
Voya High Yield Bond Fund - Class R6	68,242	74,706	(4,873)	(2,831)	135,244	3,837	71	-
Voya Intermediate Bond Fund - Class R6	679,678	750,866	(50,467)	(29,175)	1,350,902	21,998	(1,029)	-
Voya Large Cap Value Fund - Class R6	136,259	214,650	(62,474)	(12,137)	276,298	2,408	5,072	17,666
Voya Large-Cap Growth Fund - Class R6	156,050	299,689	(41,880)	17,908	431,767	1,605	8,619	17,374
Voya MidCap Opportunities Fund - Class R6	51,198	58,539	(8,850)	(1,772)	99,115	-	965	9,898
Voya Multi-Manager International Equity Fund - Class I	88,719	230,189	(113,006)	(9,583)	196,319	2,440	17,837	759
Voya Multi-Manager International Factors Fund - Class I	207,765	213,259	(32,480)	1,066	389,610	9,532	6,411	9,164
Voya Multi-Manager Mid Cap Value Fund - Class I	49,083	54,047	(5,670)	(9)	97,451	603	839	4,802
Voya Real Estate Fund - Class R6	33,175	34,017	(69,437)	2,245	-	1,063	(11,875)	8,356
Voya Short Term Bond Fund - Class R6	244,580	270,548	(18,055)	(5,077)	491,996	4,787	(133)	-
Voya SmallCap Opportunities Fund - Class R6	50,433	104,428	(40,678)	(2,954)	111,229	-	2,734	7,146
	$2,256,916	$2,823,838	$(499,392)	$(36,881)	$4,544,065	$65,810	$36,629	$86,255

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,567,813.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$161,168
Gross Unrealized Depreciation	(88,857)

Net Unrealized Appreciation	$72,311

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.7%
617	iShares Barclays 20+ Year Treasury Bond Fund	$73,269	1.0
4,462	iShares MSCI Emerging Markets Index Fund	214,265	3.0
1,624	iShares MSCI EMU Index Fund	70,871	1.0
1,893	iShares Russell 1000 Value Index Fund	232,461	3.2
883	iShares Russell 2000 Value Index Fund	106,790	1.5
3,733	WisdomTree Japan Hedged Equity Fund	213,266	3.0

	Total Exchange-Traded Funds
	(Cost $857,373)	910,922	12.7

MUTUAL FUNDS: 87.2%
	Affiliated Investment Companies: 70.1%
22,422	Voya Corporate Leaders ® 100 Fund - Class R6	491,949	6.8
37,648	Voya Floating Rate Fund - Class I	371,586	5.2
21,927	Voya Global Bond Fund - Class R6	220,152	3.1
4,259	Voya Global Real Estate Fund - Class R6	69,758	1.0
18,455	Voya High Yield Bond Fund - Class R6	147,269	2.0
141,462	Voya Intermediate Bond Fund - Class R6	1,397,644	19.5
20,924	Voya Large Cap Value Fund - Class R6	275,775	3.8
13,212	Voya Large-Cap Growth Fund - Class R6	559,409	7.9
6,138	(1) Voya MidCap Opportunities Fund - Class R6	161,372	2.2
10,383	Voya Multi-Manager Emerging Markets Equity Fund - Class I	142,980	2.0
22,291	Voya Multi-Manager International Equity Fund - Class I	275,962	3.8
39,687	Voya Multi-Manager International Factors Fund - Class I	422,273	5.9
13,525	Voya Multi-Manager Mid Cap Value Fund - Class I	158,377	2.2
24,699	Voya Short Term Bond Fund - Class R6	240,323	3.3
1,621	(1) Voya SmallCap Opportunities Fund - Class R6	104,061	1.4
		5,038,890	70.1

	Unaffiliated Investment Companies: 17.1%
22,009	Credit Suisse Commodity Return Strategy Fund - Class I	110,484	1.5
26,003	TIAA-CREF Bond Index Fund - Class I	274,331	3.8
6,837	TIAA-CREF International Equity Index Fund - Class I	137,771	1.9
23,534	TIAA-CREF S&P 500 Index Fund - Class I	709,305	9.9
		1,231,891	17.1

	Total Mutual Funds
	(Cost $6,162,525)	6,270,781	87.2

	Total Investments in Securities (Cost $7,019,898)	$7,181,703	99.9
	Assets in Excess of Other Liabilities	7,408	0.1
	Net Assets	$7,189,111	100.0

(1)	Non-income producing security.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$910,922	$–	$–	$910,922
Mutual Funds	6,270,781	–	–	6,270,781
Total Investments, at fair value	$7,181,703	$–	$–	$7,181,703

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$261,470	$249,494	$(40,922)	$21,907	$491,949	$8,510	$8,453	$6,775
Voya Floating Rate Fund - Class I	187,541	200,485	(15,620)	(820)	371,586	8,141	382	-
Voya Global Bond Fund - Class R6	114,786	112,924	(8,900)	1,848	220,152	4,626	700	-
Voya Global Real Estate Fund - Class R6	37,483	47,175	(3,695)	(11,205)	69,758	1,966	(495)	8,594
Voya High Yield Bond Fund - Class R6	75,601	81,459	(6,104)	(3,687)	147,269	4,602	296	-
Voya Intermediate Bond Fund - Class R6	715,703	778,313	(61,230)	(35,142)	1,397,644	25,085	(425)	-
Voya Large Cap Value Fund - Class R6	165,947	267,732	(138,789)	(19,115)	275,775	2,854	10,372	22,173
Voya Large-Cap Growth Fund - Class R6	221,075	363,653	(53,181)	27,862	559,409	2,401	9,910	25,994
Voya MidCap Opportunities Fund - Class R6	85,250	93,901	(14,559)	(3,220)	161,372	-	1,055	18,620
Voya Multi-Manager Emerging Markets Equity Fund - Class I	76,649	68,774	(18,313)	15,870	142,980	1,857	3,792	-
Voya Multi-Manager International Equity Fund - Class I	167,387	273,781	(153,615)	(11,591)	275,962	4,664	27,487	1,450
Voya Multi-Manager International Factors Fund - Class I	230,179	224,235	(33,389)	1,248	422,273	11,972	6,860	11,511
Voya Multi-Manager Mid Cap Value Fund - Class I	81,875	85,541	(8,852)	(187)	158,377	1,136	949	9,041
Voya Real Estate Fund - Class R6	36,838	46,201	(86,059)	3,020	-	1,270	(15,243)	10,486
Voya Short Term Bond Fund - Class R6	121,554	132,038	(10,518)	(2,751)	240,323	2,577	(118)	-
Voya SmallCap Opportunities Fund - Class R6	59,926	109,035	(59,490)	(5,410)	104,061	-	5,301	8,660
	$2,639,264	$3,134,741	$(713,236)	$(21,373)	$5,038,890	$81,661	$59,276	$123,304

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $7,026,036.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$238,990
Gross Unrealized Depreciation	(83,323)

Net Unrealized Appreciation	$155,667

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.7%
529	iShares Barclays 20+ Year Treasury Bond Fund	$62,819	1.0
3,827	iShares MSCI Emerging Markets Index Fund	183,773	2.9
1,393	iShares MSCI EMU Index Fund	60,791	0.9
3,247	iShares Russell 1000 Value Index Fund	398,731	6.2
1,010	iShares Russell 2000 Value Index Fund	122,149	1.9
3,201	WisdomTree Japan Hedged Equity Fund	182,873	2.8

	Total Exchange-Traded Funds
	(Cost $923,974)	1,011,136	15.7

MUTUAL FUNDS: 84.1%
	Affiliated Investment Companies: 64.6%
20,208	Voya Corporate Leaders ® 100 Fund - Class R6	443,362	6.9
33,860	Voya Floating Rate Fund - Class I	334,200	5.2
5,758	Voya Global Real Estate Fund - Class R6	94,314	1.5
16,603	Voya High Yield Bond Fund - Class R6	132,494	2.1
100,681	Voya Intermediate Bond Fund - Class R6	994,725	15.3
10,552	Voya Large Cap Value Fund - Class R6	139,078	2.2
13,818	Voya Large-Cap Growth Fund - Class R6	585,048	9.0
6,144	(1) Voya MidCap Opportunities Fund - Class R6	161,530	2.5
14,463	Voya Multi-Manager Emerging Markets Equity Fund - Class I	199,155	3.1
28,105	Voya Multi-Manager International Equity Fund - Class I	347,944	5.4
41,910	Voya Multi-Manager International Factors Fund - Class I	445,924	6.9
13,544	Voya Multi-Manager Mid Cap Value Fund - Class I	158,594	2.5
2,045	(1) Voya SmallCap Opportunities Fund - Class R6	131,315	2.0
		4,167,683	64.6

	Unaffiliated Investment Companies: 19.5%
18,873	Credit Suisse Commodity Return Strategy Fund - Class I	94,742	1.5
8,038	TIAA-CREF International Equity Index Fund - Class I	161,966	2.5
33,177	TIAA-CREF S&P 500 Index Fund - Class I	999,949	15.5
		1,256,657	19.5

	Total Mutual Funds
	(Cost $5,134,523)	5,424,340	84.1

	Total Investments in Securities (Cost $6,058,497)	$6,435,476	99.8
	Assets in Excess of Other Liabilities	9,700	0.2
	Net Assets	$6,445,176	100.0

(1)	Non-income producing security.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,011,136	$–	$–	$1,011,136
Mutual Funds	5,424,340	–	–	5,424,340
Total Investments, at fair value	$6,435,476	$–	$–	$6,435,476

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$306,619	$136,637	$(25,248)	$25,354	$443,362	$7,198	$5,505	$5,731
Voya Floating Rate Fund - Class I	220,282	125,515	(10,539)	(1,058)	334,200	7,866	245	-
Voya Global Real Estate Fund - Class R6	65,982	46,087	(3,492)	(14,263)	94,314	2,751	(257)	10,917
Voya High Yield Bond Fund - Class R6	88,824	51,071	(3,942)	(3,459)	132,494	4,437	373	-
Voya Intermediate Bond Fund - Class R6	663,956	392,856	(38,293)	(23,794)	994,725	19,143	286	-
Voya Large Cap Value Fund - Class R6	91,304	161,452	(108,635)	(5,043)	139,078	1,465	1,623	9,693
Voya Large-Cap Growth Fund - Class R6	316,114	276,202	(43,010)	35,742	585,048	2,360	8,727	25,558
Voya MidCap Opportunities Fund - Class R6	111,258	62,922	(10,943)	(1,707)	161,530	-	927	17,537
Voya Multi-Manager Emerging Markets Equity Fund - Class I	136,497	108,433	(58,063)	12,288	199,155	2,397	20,411	-
Voya Multi-Manager International Equity Fund - Class I	250,389	104,143	(22,055)	15,467	347,944	5,297	4,773	1,647
Voya Multi-Manager International Factors Fund - Class I	315,925	164,574	(40,031)	5,456	445,924	11,825	8,187	11,369
Voya Multi-Manager Mid Cap Value Fund - Class I	106,782	55,544	(5,569)	1,837	158,594	1,068	728	8,502
Voya Real Estate Fund - Class R6	64,794	40,368	(110,377)	5,215	-	1,822	(20,133)	13,318
Voya SmallCap Opportunities Fund - Class R6	87,415	80,254	(32,606)	(3,748)	131,315	-	4,729	9,563
	$2,826,141	$1,806,058	$(512,803)	$48,287	$4,167,683	$67,629	$36,124	$113,835

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,061,805.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$423,968
Gross Unrealized Depreciation	(50,297)

Net Unrealized Appreciation	$373,671

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.4%
3,333	iShares MSCI Emerging Markets Index Fund	$160,051	2.9
1,213	iShares MSCI EMU Index Fund	52,935	1.0
3,156	iShares Russell 1000 Value Index Fund	387,557	7.1
880	iShares Russell 2000 Value Index Fund	106,427	2.0
1,542	iShares Russell Midcap Growth Index Fund	190,252	3.5
2,788	WisdomTree Japan Hedged Equity Fund	159,278	2.9

	Total Exchange-Traded Funds
	(Cost $959,866)	1,056,500	19.4

MUTUAL FUNDS: 80.5%
	Affiliated Investment Companies: 59.0%
17,144	Voya Corporate Leaders ® 100 Fund - Class R6	376,142	6.9
28,692	Voya Floating Rate Fund - Class I	283,190	5.2
4,887	Voya Global Real Estate Fund - Class R6	80,054	1.5
14,073	Voya High Yield Bond Fund - Class R6	112,301	2.1
45,414	Voya Intermediate Bond Fund - Class R6	448,690	8.2
9,302	Voya Large Cap Value Fund - Class R6	122,595	2.2
13,023	Voya Large-Cap Growth Fund - Class R6	551,375	10.1
15,932	Voya Multi-Manager Emerging Markets Equity Fund - Class I	219,383	4.0
28,184	Voya Multi-Manager International Equity Fund - Class I	348,920	6.4
35,426	Voya Multi-Manager International Factors Fund - Class I	376,934	6.9
16,176	Voya Multi-Manager Mid Cap Value Fund - Class I	189,424	3.5
1,691	(1) Voya SmallCap Opportunities Fund - Class R6	108,604	2.0
		3,217,612	59.0

	Unaffiliated Investment Companies: 21.5%
16,439	Credit Suisse Commodity Return Strategy Fund - Class I	82,521	1.5
9,343	TIAA-CREF International Equity Index Fund - Class I	188,258	3.5
29,832	TIAA-CREF S&P 500 Index Fund - Class I	899,129	16.5
		1,169,908	21.5

	Total Mutual Funds
	(Cost $4,186,365)	4,387,520	80.5

	Total Investments in Securities (Cost $5,146,231)	$5,444,020	99.9
	Assets in Excess of Other Liabilities	5,368	0.1
	Net Assets	$5,449,388	100.0

(1)	Non-income producing security.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,056,500	$–	$–	$1,056,500
Mutual Funds	4,387,520	–	–	4,387,520
Total Investments, at fair value	$5,444,020	$–	$–	$5,444,020

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$241,818	$177,435	$(58,240)	$15,129	$376,142	$6,100	$11,269	$4,857
Voya Floating Rate Fund - Class I	173,847	152,149	(41,605)	(1,201)	283,190	6,624	639	-
Voya Global Real Estate Fund - Class R6	52,072	52,843	(13,676)	(11,185)	80,054	2,288	(1,003)	9,255
Voya High Yield Bond Fund - Class R6	70,102	61,726	(16,199)	(3,328)	112,301	3,723	700	-
Voya Intermediate Bond Fund - Class R6	279,417	247,634	(68,252)	(10,109)	448,690	8,544	(661)	-
Voya Large Cap Value Fund - Class R6	70,947	253,002	(197,920)	(3,434)	122,595	1,167	1,095	8,074
Voya Large-Cap Growth Fund - Class R6	285,145	332,258	(91,161)	25,133	551,375	2,223	17,438	24,064
Voya Multi-Manager Emerging Markets Equity Fund - Class I	142,980	167,498	(92,610)	1,515	219,383	2,682	34,238	-
Voya Multi-Manager International Equity Fund - Class I	233,545	159,997	(54,241)	9,619	348,920	5,304	10,662	1,649
Voya Multi-Manager International Factors Fund - Class I	249,156	207,996	(76,634)	(3,584)	376,934	10,010	15,327	9,624
Voya Multi-Manager Mid Cap Value Fund - Class I	120,218	176,256	(105,324)	(1,726)	189,424	1,277	5,604	10,163
Voya Real Estate Fund - Class R6	51,130	47,685	(101,792)	2,977	-	1,512	(15,762)	11,291
Voya SmallCap Opportunities Fund - Class R6	68,677	103,152	(59,728)	(3,497)	108,604	-	4,217	8,043
	$2,039,054	$2,139,631	$(977,382)	$16,309	$3,217,612	$51,454	$83,763	$87,020

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $5,151,350.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$326,919
Gross Unrealized Depreciation	(34,249)

Net Unrealized Appreciation	$292,670

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.2%
1,901	iShares MSCI Emerging Markets Index Fund	$91,286	3.1
692	iShares MSCI EMU Index Fund	30,199	1.0
1,993	iShares Russell 1000 Value Index Fund	244,740	8.4
592	iShares Russell 2000 Value Index Fund	71,596	2.5
962	iShares Russell Midcap Growth Index Fund	118,692	4.1
1,590	WisdomTree Japan Hedged Equity Fund	90,837	3.1

	Total Exchange-Traded Funds
	(Cost $585,395)	647,350	22.2

MUTUAL FUNDS: 77.6%
	Affiliated Investment Companies: 56.8%
9,834	Voya Corporate Leaders ® 100 Fund - Class R6	215,759	7.4
9,293	Voya Floating Rate Fund - Class I	91,720	3.1
2,616	Voya Global Real Estate Fund - Class R6	42,850	1.5
7,588	Voya High Yield Bond Fund - Class R6	60,552	2.1
15,309	Voya Intermediate Bond Fund - Class R6	151,257	5.2
4,314	Voya Large Cap Value Fund - Class R6	56,853	1.9
7,672	Voya Large-Cap Growth Fund - Class R6	324,853	11.1
9,186	Voya Multi-Manager Emerging Markets Equity Fund - Class I	126,485	4.3
17,414	Voya Multi-Manager International Equity Fund - Class I	215,583	7.4
17,446	Voya Multi-Manager International Factors Fund - Class I	185,628	6.4
9,701	Voya Multi-Manager Mid Cap Value Fund - Class I	113,593	3.9
1,126	(1) Voya SmallCap Opportunities Fund - Class R6	72,312	2.5
		1,657,445	56.8

	Unaffiliated Investment Companies: 20.8%
8,529	Credit Suisse Commodity Return Strategy Fund - Class I	42,817	1.5
5,533	TIAA-CREF International Equity Index Fund - Class I	111,490	3.8
14,991	TIAA-CREF S&P 500 Index Fund - Class I	451,831	15.5
		606,138	20.8

	Total Mutual Funds
	(Cost $2,152,125)	2,263,583	77.6

	Total Investments in Securities (Cost $2,737,520)	$2,910,933	99.8
	Assets in Excess of Other Liabilities	5,383	0.2
	Net Assets	$2,916,316	100.0

(1)	Non-income producing security.

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$647,350	$–	$–	$647,350
Mutual Funds	2,263,583	–	–	2,263,583
Total Investments, at fair value	$2,910,933	$–	$–	$2,910,933

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$139,943	$104,933	$(34,163)	$5,046	$215,759	$3,910	$9,070	$3,113
Voya Floating Rate Fund - Class I	56,237	50,826	(14,795)	(548)	91,720	2,220	351	-
Voya Global Real Estate Fund - Class R6	28,113	29,798	(8,435)	(6,626)	42,850	1,327	(861)	5,531
Voya High Yield Bond Fund - Class R6	37,818	34,311	(9,354)	(2,223)	60,552	2,067	744	-
Voya Intermediate Bond Fund - Class R6	94,322	85,993	(24,978)	(4,080)	151,257	2,979	267	-
Voya Multi-Manager International Factors Fund - Class I	126,180	107,554	(44,750)	(3,356)	185,628	5,669	7,863	5,450
Voya Large Cap Value Fund - Class R6	40,043	154,035	(136,023)	(1,202)	56,853	674	(513)	4,487
Voya Large-Cap Growth Fund - Class R6	172,971	196,770	(56,111)	11,223	324,853	1,463	11,901	15,844
Voya Multi-Manager Emerging Markets Equity Fund - Class I	87,492	98,289	(57,942)	(1,354)	126,485	1,854	22,911	-
Voya Multi-Manager International Equity Fund - Class I	145,181	101,241	(35,934)	5,095	215,583	3,666	6,691	1,140
Voya Multi-Manager Mid Cap Value Fund - Class I	75,422	115,647	(73,291)	(4,185)	113,593	869	5,314	6,914
Voya Real Estate Fund - Class R6	27,627	27,321	(56,016)	1,068	-	867	(8,728)	6,749
Voya SmallCap Opportunities Fund - Class R6	47,270	74,445	(45,079)	(4,324)	72,312	-	4,411	6,005
	$1,078,619	$1,181,163	$(596,871)	$(5,466)	$1,657,445	$27,565	$59,421	$55,233

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,744,224.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$188,871
Gross Unrealized Depreciation	(22,162)

Net Unrealized Appreciation	$166,709

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.8%
2,222	iShares MSCI Emerging Markets Index Fund	$106,700	3.0
809	iShares MSCI EMU Index Fund	35,305	1.0
2,465	iShares Russell 1000 Value Index Fund	302,702	8.4
733	iShares Russell 2000 Value Index Fund	88,649	2.5
1,468	iShares Russell Midcap Growth Index Fund	181,122	5.0
1,858	WisdomTree Japan Hedged Equity Fund	106,148	2.9

	Total Exchange-Traded Funds
	(Cost $727,915)	820,626	22.8

MUTUAL FUNDS: 77.0%
	Affiliated Investment Companies: 55.0%
12,985	Voya Corporate Leaders ® 100 Fund - Class R6	284,896	7.9
6,669	Voya Floating Rate Fund - Class I	65,818	1.8
3,237	Voya Global Real Estate Fund - Class R6	53,015	1.5
16,015	Voya Intermediate Bond Fund - Class R6	158,224	4.4
5,382	Voya Large Cap Value Fund - Class R6	70,938	2.0
9,498	Voya Large-Cap Growth Fund - Class R6	402,135	11.1
13,149	Voya Multi-Manager Emerging Markets Equity Fund - Class I	181,065	5.0
22,986	Voya Multi-Manager International Equity Fund - Class I	284,561	7.9
20,108	Voya Multi-Manager International Factors Fund - Class I	213,949	5.9
15,229	Voya Multi-Manager Mid Cap Value Fund - Class I	178,336	5.0
1,393	(1) Voya SmallCap Opportunities Fund - Class R6	89,475	2.5
		1,982,412	55.0

	Unaffiliated Investment Companies: 22.0%
10,959	Credit Suisse Commodity Return Strategy Fund - Class I	55,015	1.5
8,816	TIAA-CREF International Equity Index Fund - Class I	177,648	4.9
18,562	TIAA-CREF S&P 500 Index Fund - Class I	559,444	15.6
		792,107	22.0

	Total Mutual Funds
	(Cost $2,554,179)	2,774,519	77.0

	Total Investments in Securities (Cost $3,282,094)	$3,595,145	99.8
	Assets in Excess of Other Liabilities	5,465	0.2
	Net Assets	$3,600,610	100.0

(1)	Non-income producing security.

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$820,626	$–	$–	$820,626
Mutual Funds	2,774,519	–	–	2,774,519
Total Investments, at fair value	$3,595,145	$–	$–	$3,595,145

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$190,055	$93,028	$(13,977)	$15,790	$284,896	$4,899	$4,191	$3,900
Voya Floating Rate Fund - Class I	41,799	26,815	(2,601)	(195)	65,818	1,569	62	-
Voya Global Real Estate Fund - Class R6	35,774	28,139	(2,475)	(8,423)	53,015	1,596	(168)	6,500
Voya Intermediate Bond Fund - Class R6	101,960	66,618	(6,385)	(3,969)	158,224	3,065	82	-
Voya Large Cap Value Fund - Class R6	50,566	114,284	(91,027)	(2,885)	70,938	854	930	6,007
Voya Large-Cap Growth Fund - Class R6	220,346	182,505	(25,282)	24,566	402,135	1,718	6,168	18,600
Voya Multi-Manager Emerging Markets Equity Fund - Class I	123,118	84,162	(38,427)	12,212	181,065	2,373	17,062	-
Voya Multi-Manager International Equity Fund - Class I	197,439	87,803	(14,210)	13,529	284,561	4,588	2,840	1,426
Voya Multi-Manager International Factors Fund - Class I	146,854	83,423	(18,693)	2,365	213,949	6,045	3,714	5,812
Voya Multi-Manager Mid Cap Value Fund - Class I	118,328	113,876	(52,186)	(1,682)	178,336	1,299	5,025	10,340
Voya Real Estate Fund - Class R6	35,132	25,865	(62,381)	1,384	-	1,051	(10,332)	7,930
Voya SmallCap Opportunities Fund - Class R6	59,370	58,283	(25,203)	(2,975)	89,475	-	3,620	7,165
	$1,320,741	$964,801	$(352,847)	$49,717	$1,982,412	$29,057	$33,194	$67,680

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,284,738.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$324,608
Gross Unrealized Depreciation	(14,201)

Net Unrealized Appreciation	$310,407

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.0%
1,671	iShares MSCI Emerging Markets Index Fund	$80,241	2.8
588	iShares MSCI EMU Index Fund	25,660	0.9
1,882	iShares Russell 1000 Value Index Fund	231,110	8.1
533	iShares Russell 2000 Value Index Fund	64,461	2.3
1,218	iShares Russell Midcap Growth Index Fund	150,277	5.2
1,351	WisdomTree Japan Hedged Equity Fund	77,183	2.7

	Total Exchange-Traded Funds
	(Cost $559,924)	628,932	22.0

MUTUAL FUNDS: 77.9%
	Affiliated Investment Companies: 55.1%
10,342	Voya Corporate Leaders ® 100 Fund - Class R6	226,895	7.9
2,578	Voya Global Real Estate Fund - Class R6	42,229	1.5
11,991	Voya Intermediate Bond Fund - Class R6	118,472	4.1
5,024	Voya Large Cap Value Fund - Class R6	66,217	2.3
7,215	Voya Large-Cap Growth Fund - Class R6	305,470	10.8
11,848	Voya Multi-Manager Emerging Markets Equity Fund - Class I	163,149	5.7
20,586	Voya Multi-Manager International Equity Fund - Class I	254,849	8.9
14,906	Voya Multi-Manager International Factors Fund - Class I	158,595	5.5
14,034	Voya Multi-Manager Mid Cap Value Fund - Class I	164,333	5.7
1,206	(1) Voya SmallCap Opportunities Fund - Class R6	77,414	2.7
		1,577,623	55.1

	Unaffiliated Investment Companies: 22.8%
7,968	Credit Suisse Commodity Return Strategy Fund - Class I	40,001	1.4
7,965	TIAA-CREF International Equity Index Fund - Class I	160,501	5.6
14,984	TIAA-CREF S&P 500 Index Fund - Class I	451,606	15.8
		652,108	22.8

	Total Mutual Funds
	(Cost $2,090,854)	2,229,731	77.9

	Total Investments in Securities (Cost $2,650,778)	$2,858,663	99.9
	Assets in Excess of Other Liabilities	3,779	0.1
	Net Assets	$2,862,442	100.0

(1)	Non-income producing security.

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$628,932	$–	$–	$628,932
Mutual Funds	2,229,731	–	–	2,229,731
Total Investments, at fair value	$2,858,663	$–	$–	$2,858,663

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$129,900	$98,852	$(11,050)	$9,193	$226,895	$3,166	$3,046	$2,521
Voya Global Real Estate Fund - Class R6	24,445	25,684	(1,940)	(5,960)	42,229	1,039	(6)	4,200
Voya Intermediate Bond Fund - Class R6	65,538	60,767	(5,057)	(2,776)	118,472	1,982	103	-
Voya Large Cap Value Fund - Class R6	40,632	123,642	(95,892)	(2,165)	66,217	540	259	3,726
Voya Large-Cap Growth Fund - Class R6	142,164	165,770	(17,614)	15,150	305,470	1,060	4,026	11,472
Voya Multi-Manager Emerging Markets Equity Fund - Class I	94,083	98,295	(33,313)	4,084	163,149	1,675	16,593	-
Voya Multi-Manager International Equity Fund - Class I	151,628	106,677	(12,103)	8,647	254,849	3,336	2,324	1,037
Voya Multi-Manager International Factors Fund - Class I	92,515	80,901	(14,892)	71	158,595	3,576	3,024	3,438
Voya Multi-Manager Mid Cap Value Fund - Class I	92,118	133,228	(52,712)	(8,301)	164,333	914	9,664	7,275
Voya Real Estate Fund - Class R6	24,022	20,815	(45,812)	975	-	685	(6,834)	5,124
Voya SmallCap Opportunities Fund - Class R6	42,059	61,417	(21,459)	(4,603)	77,414	-	4,656	4,582
	$899,104	$976,048	$(311,844)	$14,315	$1,577,623	$17,973	$36,855	$43,375

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,653,656.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$217,966
Gross Unrealized Depreciation	(12,959)

Net Unrealized Appreciation	$205,007

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.9%
1,525	iShares MSCI Emerging Markets Index Fund	$73,231	2.9
555	iShares MSCI EMU Index Fund	24,220	1.0
1,693	iShares Russell 1000 Value Index Fund	207,900	8.3
503	iShares Russell 2000 Value Index Fund	60,833	2.4
1,109	iShares Russell Midcap Growth Index Fund	136,828	5.4
1,276	WisdomTree Japan Hedged Equity Fund	72,898	2.9

	Total Exchange-Traded Funds
	(Cost $499,711)	575,910	22.9

MUTUAL FUNDS: 76.9%
	Affiliated Investment Companies: 54.3%
9,068	Voya Corporate Leaders ® 100 Fund - Class R6	198,946	7.9
2,260	Voya Global Real Estate Fund - Class R6	37,016	1.5
10,524	Voya Intermediate Bond Fund - Class R6	103,972	4.1
4,023	Voya Large Cap Value Fund - Class R6	53,027	2.1
6,332	Voya Large-Cap Growth Fund - Class R6	268,084	10.7
10,192	Voya Multi-Manager Emerging Markets Equity Fund - Class I	140,340	5.6
18,055	Voya Multi-Manager International Equity Fund - Class I	223,523	8.9
12,909	Voya Multi-Manager International Factors Fund - Class I	137,350	5.5
11,893	Voya Multi-Manager Mid Cap Value Fund - Class I	139,272	5.5
989	(1) Voya SmallCap Opportunities Fund - Class R6	63,529	2.5
		1,365,059	54.3

	Unaffiliated Investment Companies: 22.6%
7,525	Credit Suisse Commodity Return Strategy Fund - Class I	37,773	1.5
6,812	TIAA-CREF International Equity Index Fund - Class I	137,268	5.5
12,998	TIAA-CREF S&P 500 Index Fund - Class I	391,750	15.6
		566,791	22.6

	Total Mutual Funds
	(Cost $1,747,450)	1,931,850	76.9

	Total Investments in Securities (Cost $2,247,161)	$2,507,760	99.8
	Assets in Excess of Other Liabilities	4,151	0.2
	Net Assets	$2,511,911	100.0

(1)	Non-income producing security.

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$575,910	$–	$–	$575,910
Mutual Funds	1,931,850	–	–	1,931,850
Total Investments, at fair value	$2,507,760	$–	$–	$2,507,760

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$141,362	$52,584	$(7,151)	$12,151	$198,946	$3,441	$2,095	$2,739
Voya Global Real Estate Fund - Class R6	26,618	17,355	(1,026)	(5,931)	37,016	1,129	(25)	4,563
Voya Intermediate Bond Fund - Class R6	71,407	37,734	(2,616)	(2,553)	103,972	2,052	50	-
Voya Large Cap Value Fund - Class R6	37,599	62,724	(44,906)	(2,390)	53,027	608	745	4,405
Voya Large-Cap Growth Fund - Class R6	154,823	107,386	(11,846)	17,721	268,084	1,152	2,833	12,470
Voya Multi-Manager Emerging Markets Equity Fund - Class I	100,688	48,545	(21,649)	12,756	140,340	1,840	10,353	-
Voya Multi-Manager International Equity Fund - Class I	165,286	54,204	(7,707)	11,740	223,523	3,625	1,488	1,127
Voya Multi-Manager International Factors Fund - Class I	100,168	43,366	(8,578)	2,394	137,350	3,900	1,689	3,750
Voya Multi-Manager Mid Cap Value Fund - Class I	96,180	69,536	(23,804)	(2,640)	139,272	1,015	5,304	8,079
Voya Real Estate Fund - Class R6	26,140	15,634	(42,704)	930	-	751	(7,130)	5,566
Voya SmallCap Opportunities Fund - Class R6	44,173	32,564	(10,780)	(2,428)	63,529	-	2,909	5,091
	$964,444	$541,632	$(182,767)	$41,750	$1,365,059	$19,513	$20,311	$47,790

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,249,837.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$267,723
Gross Unrealized Depreciation	(9,800)

Net Unrealized Appreciation	$257,923

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.0%
1,043	iShares MSCI Emerging Markets Index Fund	$50,085	2.9
380	iShares MSCI EMU Index Fund	16,583	1.0
1,157	iShares Russell 1000 Value Index Fund	142,080	8.3
344	iShares Russell 2000 Value Index Fund	41,603	2.4
758	iShares Russell Midcap Growth Index Fund	93,522	5.5
873	WisdomTree Japan Hedged Equity Fund	49,875	2.9

	Total Exchange-Traded Funds
	(Cost $332,277)	393,748	23.0

MUTUAL FUNDS: 76.8%
	Affiliated Investment Companies: 54.2%
6,166	Voya Corporate Leaders ® 100 Fund - Class R6	135,292	7.9
1,537	Voya Global Real Estate Fund - Class R6	25,172	1.5
7,155	Voya Intermediate Bond Fund - Class R6	70,696	4.1
2,677	Voya Large Cap Value Fund - Class R6	35,283	2.1
4,306	Voya Large-Cap Growth Fund - Class R6	182,317	10.7
6,907	Voya Multi-Manager Emerging Markets Equity Fund - Class I	95,107	5.6
12,278	Voya Multi-Manager International Equity Fund - Class I	152,007	8.9
8,770	Voya Multi-Manager International Factors Fund - Class I	93,313	5.4
8,044	Voya Multi-Manager Mid Cap Value Fund - Class I	94,197	5.5
669	(1) Voya SmallCap Opportunities Fund - Class R6	42,977	2.5
		926,361	54.2

	Unaffiliated Investment Companies: 22.6%
5,144	Credit Suisse Commodity Return Strategy Fund - Class I	25,823	1.5
4,624	TIAA-CREF International Equity Index Fund - Class I	93,167	5.5
8,831	TIAA-CREF S&P 500 Index Fund - Class I	266,177	15.6
		385,167	22.6

	Total Mutual Funds
	(Cost $1,165,452)	1,311,528	76.8

	Total Investments in Securities (Cost $1,497,729)	$1,705,276	99.8
	Assets in Excess of Other Liabilities	2,927	0.2
	Net Assets	$1,708,203	100.0

(1)	Non-income producing security.

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$393,748	$–	$–	$393,748
Mutual Funds	1,311,528	–	–	1,311,528
Total Investments, at fair value	$1,705,276	$–	$–	$1,705,276

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$112,763	$29,681	$(14,224)	$7,072	$135,292	$2,385	$3,995	$1,899
Voya Global Real Estate Fund - Class R6	21,234	10,852	(2,871)	(4,043)	25,172	834	29	3,172
Voya Intermediate Bond Fund - Class R6	56,961	23,177	(7,598)	(1,844)	70,696	1,535	131	-
Voya Large Cap Value Fund - Class R6	29,962	38,837	(31,814)	(1,702)	35,283	418	836	2,557
Voya Large-Cap Growth Fund - Class R6	123,505	68,950	(20,790)	10,652	182,317	799	5,073	8,649
Voya Multi-Manager Emerging Markets Equity Fund - Class I	80,312	26,614	(20,218)	8,399	95,107	1,223	9,468	-
Voya Multi-Manager International Equity Fund - Class I	131,855	29,630	(16,624)	7,146	152,007	2,512	3,342	781
Voya Multi-Manager International Factors Fund - Class I	79,903	25,633	(13,227)	1,004	93,313	2,662	2,684	2,560
Voya Multi-Manager Mid Cap Value Fund - Class I	76,700	42,641	(22,397)	(2,747)	94,197	683	5,141	5,437
Voya Real Estate Fund - Class R6	20,852	10,116	(31,691)	723	-	560	(4,900)	3,872
Voya SmallCap Opportunities Fund - Class R6	35,228	20,099	(10,224)	(2,126)	42,977	-	2,587	3,249
	$769,275	$326,230	$(191,678)	$22,534	$926,361	$13,611	$28,386	$32,176

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,497,993.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$213,867
Gross Unrealized Depreciation	(6,584)

Net Unrealized Appreciation	$207,283

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 24, 2018